UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-2454
Oppenheimer Money Market Fund, Inc.
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 01/31/2011

Item 1. Reports to Stockholders.

January 31, 2011

Oppenheimer

Money Market Fund, Inc.

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

January 31, 2011 Oppenheimer Management Money Market Commentary and Fund, Inc. Semiannual Report MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SEMI ANNUAL REPORT Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS
Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2011, and are based on the total market value of investments.
6 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s investment strategy, allocations, and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
7 | OPPENHEIMER MONEY MARKET FUND, INC.

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8 | OPPENHEIMER MONEY MARKET FUND, INC.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2010	January 31, 2011	January 31, 2011

Actual
Class A	$1,000.00	$1,000.10	$1.72
Class Y	1,000.00	1,000.10	1.77

Hypothetical (5% return before expenses)
Class A	1,000.00	1,023.49	1.74
Class Y	1,000.00	1,023.44	1.79
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2011 are as follows:

Class	Expense Ratios

Class A	0.34%
Class Y	0.35
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
9 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS January 31, 2011 / Unaudited

	Maturity	Final Legal	Principal
	Date*	Maturity Date**	Amount	Value

Certificates of Deposit—22.1%
Yankee Certificates of Deposit—22.1%
Bank of Montreal, Chicago, 0.21%	2/11/11	2/11/11	$23,700,000	$23,700,000
Barclays Bank plc, New York, 0.453%[1]	4/19/11	7/19/11	41,000,000	41,000,000
BNP Paribas, New York:
0.50%	6/30/11	6/30/11	15,000,000	15,000,000
0.50%	7/5/11	7/5/11	12,000,000	12,000,000
Nordea Bank Finland plc, New York:
0.28%	2/7/11	2/7/11	16,000,000	16,000,000
0.30%	4/15/11	4/15/11	29,000,000	29,000,000
Rabobank Nederland NV, New York:
0.304%[1]	4/28/11	7/29/11	16,700,000	16,700,000
0.331%[1]	2/14/11	5/12/11	25,000,000	25,000,000
0.335%	3/16/11	3/16/11	16,000,000	16,001,047
0.36%[1]	2/25/11	6/27/11	45,000,000	45,000,000
Royal Bank of Canada, New York:
0.35%[1]	2/1/11	11/10/11	19,500,000	19,500,000
0.37%[1]	2/1/11	8/16/11	70,000,000	70,000,000
Societe Generale, New York:
0.30%	3/2/11	3/2/11	15,000,000	15,000,000
0.335%	2/2/11	2/2/11	36,000,000	36,000,005
Svenska Handelsbanken, New York:
0.27%	2/4/11	2/4/11	36,000,000	36,000,000
0.28%	3/15/11	3/15/11	3,600,000	3,599,916
0.29%	2/22/11	2/22/11	28,000,000	28,000,000
Toronto Dominion Bank, New York, 0.341%[1]	2/14/11	1/12/12	24,000,000	24,000,000

Total Certificates of Deposit (Cost $471,500,968)				471,500,968

Direct Bank Obligations—18.5%
Barclays US Funding LLC:
0.30%	3/1/11	3/1/11	50,000,000	49,988,333
0.32%	3/2/11	3/2/11	17,000,000	16,995,618
Commonwealth Bank of Australia:
0.28%[2]	4/27/11	4/27/11	35,000,000	34,976,861
0.30%[2]	3/21/11	3/21/11	70,000,000	69,972,000
Credit Agricole North America, Inc.:
0.26%	2/16/11	2/16/11	23,100,000	23,097,498
0.27%	2/25/11	2/25/11	27,000,000	26,995,140
ING (US) Funding LLC, 0.25%	2/10/11	2/10/11	42,000,000	41,997,375
Nordea North America, Inc.:
0.29%	3/15/11	3/15/11	28,100,000	28,090,493
0.29%	3/21/11	3/21/11	25,000,000	24,990,333
0.36%	7/26/11	7/26/11	7,500,000	7,486,875
Royal Bank of Canada, 5.65%	7/20/11	7/20/11	10,326,000	10,578,658
10 | OPPENHEIMER MONEY MARKET FUND, INC.

	Maturity	Final Legal	Principal
	Date*	Maturity Date**	Amount	Value

Direct Bank Obligations Continued
Societe Generale North America, Inc., 0.31%	2/3/11	2/3/11	$20,200,000	$20,199,652
Svenska Handelsbanken, Inc., Series S:
0.29%	2/22/11	2/22/11	14,400,000	14,397,564
0.32%	4/4/11	4/4/11	24,000,000	23,986,773

Total Direct Bank Obligations (Cost $393,753,173)				393,753,173

Short-Term Notes—49.9%
Capital Markets—3.2%
BNP Paribas Finance, Inc.:
0.31%	2/8/11	2/8/11	31,000,000	30,998,131
0.39%	3/23/11	3/23/11	2,850,000	2,848,456
0.46%	6/17/11	6/17/11	33,700,000	33,641,437

				67,488,024
Electric Utilities—2.2%
Electricite De France:
0.25%[2]	2/7/11	2/7/11	8,100,000	8,099,676
0.27%[2]	2/28/11	2/28/11	40,000,000	39,991,900

				48,091,576
Leasing & Factoring—5.0%
Toyota Motor Credit Corp.:
0.33%	4/5/11	4/5/11	37,000,000	36,978,633
0.33%	4/6/11	4/6/11	50,000,000	49,970,667
0.35%	4/12/11	4/12/11	20,000,000	19,986,389

				106,935,689
Municipal—14.0%
Alamogordo, NM Hospital Improvement & Refunding Bonds, Gerald Champion Medical Center, Series 2007B, 0.52%[1]	2/7/11	2/7/11	2,500,000	2,500,000
B&D Association LLP/Eye Association of Boca Raton Bonds, B&D Assn. Project, Series 2005, 0.39%[1]	2/7/11	2/7/11	2,545,000	2,545,000
Bremerton, WA Revenue Bonds, Kitsap Regional Conference Center, Series 2003, 0.54%[1]	2/7/11	2/7/11	5,005,000	5,005,000
CA Pollution Control Finance Authority Solid Waste Disposal Revenue Bonds, George Borba & Son Dairy Project, 0.35%[1]	2/7/11	2/7/11	3,800,000	3,800,000
Capital One Funding Corp. Nts., Series 2000D, 0.31%[1]	2/7/11	2/7/11	5,054,000	5,054,000
Capital One Funding Corp. Nts., Series 1996E, 0.31%[1]	2/7/11	2/7/11	3,839,000	3,839,000
11 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity	Final Legal	Principal
	Date*	Maturity Date**	Amount	Value

Municipal Continued
Carroll Cnty., KY Environmental Facilities Revenue Bonds, Kentucky Utilities Co. Project, Series 2006B, 0.31%[1]	2/7/11	2/7/11	$14,750,000	$14,750,000
Catawba Cnty., NC Bonds, Catawba Valley Medical Center Project, Series 2009, 0.38%[1]	2/7/11	2/7/11	5,400,000	5,400,000
Columbus, GA Development Authority Industrial Development Revenue Bonds, Litho-Krome Co. Project, Series 2002, 0.48%[1]	2/7/11	2/7/11	3,525,000	3,525,000
Covington, TN Industrial Development Board Bonds, Charms Co. Project, Series 1992, 0.42%[1]	2/7/11	2/7/11	2,500,000	2,500,000
Dearborn Cnty., IN Bonds, Dearborn Cnty. Hospital Project, Series 06, 0.30%[1]	2/7/11	2/7/11	21,950,000	21,950,000
District of Columbia Bonds, The Pew Charitable Trust Issue, Series 2008B, 0.29%[1]	2/7/11	2/7/11	4,050,000	4,050,000
Franklin, WI Solid Waste Disposal Revenue Bonds, Waste Management of Wisconsin Project, Series 07A, 0.42%[1]	2/7/11	2/7/11	4,500,000	4,500,000
Fredericksburg, VA Economic Development Authority Bonds, Eagle Village I, Series 2009B, 0.35%[1]	2/7/11	2/7/11	10,000,000	10,000,000
Fulton Cnty., GA Development Authority Bonds, Maxon Atlantic Station LLC Project, Series 05, 0.52%[1]	2/7/11	2/7/11	3,190,000	3,190,000
GA Ports Authority Revenue Bonds, Garden City Terminal Project, Series 2007, 0.30%[1]	2/7/11	2/7/11	4,530,000	4,530,000
Gulf Coast Waste Disposal Authority, TX Bonds, Republic Waste Services of Texas Ltd., Series 2001, 0.56%[1]	2/7/11	2/7/11	3,500,000	3,500,000
IL Finance Authority Revenue Bonds, Provena Health, Series 2009C, 0.30%[1]	2/7/11	2/7/11	4,700,000	4,700,000
Kansas City, MO Industrial Development Authority Revenue Bonds, Kansas City Downtown Redevelopment, Series 2005B, 0.30%[1]	2/7/11	2/7/11	13,645,000	13,645,000
Las Cruces, NM Industrial Revenue Bonds, F&A Dairy Products, Inc. Project, Series 2008, 0.29%[1]	2/7/11	2/7/11	5,900,000	5,900,000
MA Health & Educational Facilities Authority Bonds, Northeast Hospital Corp., Series 2006I, 0.41%[1]	2/7/11	2/7/11	4,400,000	4,400,000
Mansfield Industrial Development Corp., Pier 1 Imports, Inc. Texas Project, Series 1986, 0.37%[1]	2/7/11	2/7/11	8,300,000	8,300,000
12 | OPPENHEIMER MONEY MARKET FUND, INC.

	Maturity	Final Legal	Principal
	Date*	Maturity Date**	Amount	Value

Municipal Continued
ME Public Utility Financing Bank Public Utility Revenue Bonds, Maine Public Service Co. Project, Series 2000, 0.39%[1]	2/7/11	2/7/11	$9,000,000	$9,000,000
Metro Atlanta Rapid Transit Authority Revenue Bonds, Series 2000B, 0.28%[1]	2/7/11	2/7/11	15,000,000	15,000,000
MO Development Finance Board Industrial Development Revenue Bonds, Duke Manufacturing Co., Series 2004B, 0.52%[1]	2/7/11	2/7/11	6,000,000	6,000,000
National Geographic School Publishing, Inc. Nts., Series 2006, 0.32%[1]	2/7/11	2/7/11	11,000,000	11,000,000
Newton, KS Economic Development Revenue Bonds, Medical Office Plaza Addition, 0.63%[1]	2/7/11	2/7/11	1,752,000	1,752,000
NJ Healthcare Facilities Finance Authority Revenue Bonds, St. Peter’s University Hospital, Series 2000C, 0.42%[1]	2/7/11	2/7/11	4,795,000	4,795,000
Oakland University Board of Trustees General Revenue Refunding Bonds, Series 2008, 0.29%[1]	2/7/11	2/7/11	12,180,000	12,180,000
Oakland-Alameda Cnty., CA Coliseum Authority Lease Revenue Bonds, Coliseum Project, Series D, 0.30%[1]	2/7/11	2/7/11	450,000	450,000
Olathe, KS Facilities Revenue Bonds, Cedar Lake Village, Inc. Project, Series 2004, 0.54%[1]	2/7/11	2/7/11	4,525,000	4,525,000
PA Economic Development Finance Authority, PMF Industries, Inc. Project, Series 2006 A2, 0.31%[1]	2/7/11	2/7/11	2,330,000	2,330,000
Patriot Energy Group SC Gas System Revenue Refunding Bonds, Series 2008, 0.34%[1]	2/7/11	2/7/11	5,865,000	5,865,000
Polk Cnty., FL Industrial Development Authority Revenue Bonds, Watson Clinic, Series 1999, 0.52%[1]	2/7/11	2/7/11	2,530,000	2,530,000
Porterfield Family Partners LP Bonds, Series 2004, 0.39%[1]	2/7/11	2/7/11	2,600,000	2,600,000
Richmond, VA Redevelopment Authority Bonds, Old Manchester Project, Series 1995B, 0.34%[1]	2/7/11	2/7/11	1,910,000	1,910,000
Rockingham Cnty., VA Industrial Development Authority Revenue Bonds, Sunnyside Presbyterian, Series 2003, 0.30%[1]	2/7/11	2/7/11	9,920,000	9,920,000
Savannah College of Art & Design, Inc. Bonds, Series 2004, 0.34%[1]	2/7/11	2/7/11	6,400,000	6,400,000
St. Paul, MN Port Authority Revenue Refunding Bonds, Series 2009-3Z, 0.35%[1]	2/7/11	2/7/11	1,575,000	1,575,000
Sterling, IL Revenue Bonds, Rock River Redevelopment Project, Series 03, 0.39%[1]	2/7/11	2/7/11	3,675,000	3,675,000
13 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity	Final Legal	Principal
	Date*	Maturity Date**	Amount	Value

Municipal Continued
Surry Cnty., VA Industrial Development Authority Bonds, Windsor Mill Project, Series 2007, 0.46%[1]	2/7/11	2/7/11	$3,615,000	$3,615,000
Taylor Cnty. Development Authority Industrial Development Revenue Bonds, American Colloid Co., Series 2000, 0.56%[1]	2/7/11	2/7/11	2,900,000	2,900,000
Tuscaloosa Cnty., AL Industrial Development Authority Gulf Opportunity Zone Bonds, Hunt Refining Project, Series 2008B, 0.32%[1]	2/7/11	2/7/11	23,000,000	23,000,000
VA Small Business Finance Authority, WoodFuels Virginia LLC Project, Series 2009A, 0.41%[1]	2/7/11	2/7/11	5,000,000	5,000,000
VA Small Business Finance Authority, WoodFuels Virginia LLC Project, Series 2009B, 0.35%[1]	2/7/11	2/7/11	2,800,000	2,800,000
Walton Cnty. Development Authority Industrial Development Revenue Bonds, Walton Press, Inc., Series 2006, 0.56%[1]	2/7/11	2/7/11	3,080,000	3,080,000
Watson Clinic LLP Nts., Series 1999, 0.48%[1]	2/7/11	2/7/11	7,300,000	7,300,000
Webster Cnty., IA Educational Facilities Revenue Bonds, St. Edmond Project, Series 2000, 0.39%[1]	2/7/11	2/7/11	4,020,000	4,020,000
Westchester Cnty., NY Industrial Development Agency Bonds, BWP Distributors, Inc. Project, Series 1997, 0.32%[1]	2/7/11	2/7/11	7,455,000	7,455,000

				298,260,000
Personal Products—2.2%
Reckitt Benckiser Treasury Services plc:
0.35%[2]	5/20/11	5/20/11	30,000,000	29,968,500
0.4%[2]	7/11/11	7/11/11	17,500,000	17,468,889

				47,437,389
Receivables Finance—14.0%
Alpine Securitization Corp., 0.225%	2/11/11	2/11/11	8,700,000	8,699,456
Barton Capital Corp.:
0.19%[2]	2/1/11	2/1/11	40,000,000	40,000,000
0.21%[2]	2/8/11	2/8/11	20,002,000	20,001,183
Chariot Funding LLC, 0.23%[2]	2/11/11	2/11/11	4,800,000	4,799,693
Fairway Finance Corp., 0.27%[2]	2/2/11	2/2/11	14,000,000	13,999,895
Falcon Asset Securitization Co. LLC:
0.27%[2]	2/1/11	2/1/11	29,000,000	29,000,000
0.27%[2]	2/2/11	2/2/11	20,000,000	19,999,850
Gemini Securitization Corp., 0.25%[2]	2/22/11	2/22/11	10,014,000	10,012,540
14 | OPPENHEIMER MONEY MARKET FUND, INC.

	Maturity	Final Legal	Principal
	Date*	Maturity Date**	Amount	Value

Receivables Finance Continued
Mont Blanc Capital Corp.:
0.27%[2]	2/10/11	2/10/11	$3,500,000	$3,499,781
0.27%[2]	2/17/11	2/17/11	30,000,000	29,996,400
0.27%[2]	2/18/11	2/18/11	26,000,000	25,996,685
Old Line Funding Corp., 0.27%[2]	2/3/11	2/3/11	24,900,000	24,899,627
Sheffield Receivables Corp., 0.27%[2]	3/22/11	3/22/11	31,000,000	30,988,608
Thunder Bay Funding LLC:
0.19%[2]	2/1/11	2/1/11	15,000,000	15,000,000
0.27%[2]	2/22/11	2/22/11	20,797,000	20,793,724

				297,687,442
Special Purpose Financial—9.3%
Crown Point Capital Co.:
0.37%	3/3/11	3/3/11	16,000,000	15,995,067
0.37%	3/7/11	3/7/11	47,000,000	46,983,576
FCAR Owner Trust I, 0.31%	2/1/11	2/1/11	33,000,000	33,000,000
Lexington Parker Capital Co., LLC:
0.37%[2]	3/4/11	3/4/11	42,800,000	42,786,363
0.37%[2]	3/8/11	3/8/11	18,000,000	17,993,525
0.37%[2]	3/9/11	3/9/11	22,500,000	22,491,675
0.37%[2]	3/10/11	3/10/11	12,000,000	11,995,437
0.37%[2]	3/11/11	3/11/11	7,500,000	7,497,071

				198,742,714

Total Short-Term Notes (Cost $1,064,642,834)				1,064,642,834

U.S. Government Agencies—5.0%
Federal Home Loan Bank:
0.40%	11/28/11	11/28/11	37,100,000	37,100,000
0.45%	12/16/11	12/16/11	34,000,000	34,000,000
0.50%	12/28/11	12/28/11	36,000,000	36,000,000

Total U.S. Government Agencies (Cost $107,100,000)				107,100,000

U.S. Government Obligations—4.7%
U.S. Treasury Nts.:
0.875%	2/28/11	2/28/11	23,000,000	23,008,653
0.875%	3/31/11	3/31/11	11,000,000	11,007,634
0.875%	4/30/11	4/30/11	11,500,000	11,509,443
1.125%	12/15/11	12/15/11	13,000,000	13,087,634
1.375%	2/15/12	2/15/12	20,000,000	20,216,912
4.875%	7/31/11	7/31/11	10,000,000	10,221,758
5.125%	6/30/11	6/30/11	10,000,000	10,191,952

Total U.S. Government Obligations (Cost $99,243,986)				99,243,986

Total Investments, at Value (Cost $2,136,240,961)			100.2%	2,136,240,961
Liabilities in Excess of Other Assets			(0.2)	(4,596,648)

Net Assets			100.0%	$2,131,644,313

15 | OPPENHEIMER MONEY MARKET FUND, INC .

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments
Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

*	The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

**	If different from the Maturity Date, the Final Legal Maturity date includes any maturity date extensions, which may be affected at the option of the issuer, or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life.

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $592,229,883 or 27.78% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Certificates of Deposit	$—	$471,500,968	$—	$471,500,968
Direct Bank Obligations	—	393,753,173	—	393,753,173
Short-Term Notes	—	1,064,642,834	—	1,064,642,834
U.S. Government Agencies	—	107,100,000	—	107,100,000
U.S. Government Obligations	—	99,243,986	—	99,243,986

Total Assets	$—	$2,136,240,961	$—	$2,136,240,961

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
16 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES Unaudited
January 31, 2011

Assets
Investments, at value (cost $2,136,240,961)—see accompanying statement of investments	$2,136,240,961
Cash	380,737
Receivables and other assets:
Shares of capital stock sold	5,439,018
Interest	742,618
Other	219,902

Total assets	2,143,023,236

Liabilities
Payables and other liabilities:
Shares of capital stock redeemed	10,245,670
Directors’ compensation	395,775
Transfer and shareholder servicing agent fees	312,394
Shareholder communications	208,301
Dividends	4,350
Other	212,433

Total liabilities	11,378,923

Net Assets	$2,131,644,313

Composition of Net Assets
Par value of shares of capital stock	$213,180,737
Additional paid-in capital	1,918,711,584
Accumulated net investment loss	(279,067)
Accumulated net realized gain on investments	31,059

Net Assets	$2,131,644,313

Net Asset Value Per Share
Class A Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,972,322,027 and 1,972,469,398 shares of capital stock outstanding)	$1.00
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $159,322,286 and 159,337,968 shares of capital stock outstanding)	$1.00
See accompanying Notes to Financial Statements.
17 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended January 31, 2011

Investment Income
Interest	$3,807,914

Expenses
Management fees	4,430,325
Transfer and shareholder servicing agent fees:
Class A	2,130,939
Class Y	6,446
Shareholder communications:
Class A	277,689
Class Y	535
Directors’ compensation	19,458
Custodian fees and expenses	18,353
Administration service fees	750
Other	88,421

Total expenses	6,972,916
Less waivers and reimbursements of expenses	(3,257,578)

Net expenses	3,715,338

Net Investment Income	92,576

Net Realized Gain on Investments	10,637

Net Increase in Net Assets Resulting from Operations	$103,213

See accompanying Notes to Financial Statements.
18 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2011	July 30,
	(Unaudited)	2010[1]

Operations
Net investment income	$92,576	$74,150
Net realized gain	10,637	66,623

Net increase in net assets resulting from operations	103,213	140,773

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(114,806)	(324,534)
Class Y	(10,705)	(42,607)

	(125,511)	(367,141)
Distributions from net realized gain:
Class A	—	(70,117)
Class Y	—	(9,205)

	—	(79,322)

Capital Stock Transactions
Net decrease in net assets resulting from capital stock transactions:
Class A	(18,881,114)	(417,767,366)
Class Y	(48,139,273)	(10,904,866)

	(67,020,387)	(428,672,232)

Net Assets
Total decrease	(67,042,685)	(428,977,922)
Beginning of period	2,198,686,998	2,627,664,920

End of period (including accumulated net investment loss of $279,067 and $246,132, respectively)	$2,131,644,313	$2,198,686,998

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
See accompanying Notes to Financial Statements.
19 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2011						Year Ended July 31,
Class A	(Unaudited)		2010[1]		2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[2]	—	[3]	—	[3]	.01	.04	.05	.04
Net realized gain	—	[3]	—	[3]	— [3]	— [3]	—	— [3]

Total from investment operations	—	[3]	—	[3]	.01	.04	.05	.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	[3]	—	[3]	(.01)	(.04)	(.05)	(.04)
Distributions from net realized gain	—		—	[3]	— [3]	—	— [3]	—

Total dividends and/or distributions to shareholders	—	[3]	—	[3]	(.01)	(.04)	(.05)	(.04)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.01%		0.02%		1.20%	3.75%	4.87%	3.92%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,972,322		$1,991,224		$2,409,280	$2,199,582	$1,721,631	$1,596,820

Average net assets (in thousands)	$1,971,901		$2,145,249		$2,519,525	$2,030,992	$1,592,926	$1,885,665

Ratios to average net assets:[5]
Net investment income	0.01%		0.00%[6]		1.16%	3.61%	4.76%	3.79%
Total expenses	0.66%		0.66%		0.63%	0.60%	0.65%	0.62%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.34%		0.37%		0.62%	0.60%	0.65%	0.62%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Less than 0.005%.
See accompanying Notes to Financial Statements.
20 | OPPENHEIMER MONEY MARKET FUND, INC.

Six Months
Ended
January 31, 2011	Year Ended July 31,
Class Y	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[2]	—	3	—	3.01	.04	.05	.04
Net realized gain	—	3	—	3	—	[3]	—	3	—	—	[3]

Total from investment operations	—	3	—	3.01	.04	.05	.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	3	—	3	(.01)	(.04)	(.05)	(.04)
Distributions from net realized gain	—	—	3	—	[3]	—	—	[3]	—

Total dividends and/or distributions to shareholders	—	3	—	3	(.01)	(.04)	(.05)	(.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.01%	0.02%	1.33%	3.91%	5.08%	4.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$159,322	$207,463	$218,385	$248,916	$296,952	$1,007,940

Average net assets (in thousands)	$171,322	$214,938	$175,137	$275,465	$433,570	$347,670

Ratios to average net assets:[5]
Net investment income	0.01%	0.01%	1.30%	3.92%	4.97%	4.52%
Total expenses	0.43%	0.46%	0.48%	0.44%	0.43%	0.43%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.35%	0.35%	0.48%	0.44%	0.43%	0.43%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
21 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A and Class Y shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class Y shares are sold to certain institutional investors or intermediaries without a front-end sales charge, however, the intermediaries may impose charges on their account holders who beneficially own Y shares. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Directors.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions.
22 | OPPENHEIMER MONEY MARKET FUND, INC.

When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
Directors’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent directors. Benefits are based on years of service and fees paid to each director during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent directors as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2011, the Fund’s projected benefit obligations, payments to retired directors and accumulated liability were as follows:

Projected Benefit Obligations Increased (Decreased)	$—
Payments Made to Retired Directors	29,779
Accumulated Liability as of January 31, 2011	223,236
The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
23 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
24 | OPPENHEIMER MONEY MARKET FUND, INC.

2. Shares of Capital Stock
The Fund has authorized 7 billion shares of $0.10 par value capital stock. Transactions in shares of capital stock were as follows:

	Six Months Ended January 31, 2011		Year Ended July 30, 2010[1]
	Shares	Amount	Shares	Amount

Class A
Sold	838,930,866	$838,930,866	1,361,313,789	$1,361,313,789
Dividends and/or distributions reinvested	113,794	113,794	382,300	382,300
Redeemed	(857,925,774)	(857,925,774)	(1,779,463,455)	(1,779,463,455)

Net decrease	(18,881,114)	$(18,881,114)	(417,767,366)	$(417,767,366)

Class Y
Sold	50,005,547	$50,005,547	138,959,572	$138,959,572
Dividends and/or distributions reinvested	9,506	9,506	40,188	40,188
Redeemed	(98,154,326)	(98,154,326)	(149,904,626)	(149,904,626)

Net decrease	(48,139,273)	$(48,139,273)	(10,904,866)	$(10,904,866)

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
3. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.450%
Next $500 million	0.425
Next $500 million	0.400
Next $1.5 billion	0.375
Over $3 billion	0.350
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2011, the Fund paid $2,221,830 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Sales Charges. Contingent deferred sales charges (CDSC) do not represent an expense of the Fund. The CDSC retained by the Distributor on the purchase of Fund shares by
25 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Fees and Other Transactions with Affiliates Continued
exchanging Class A shares of other Oppenheimer funds that were purchased subject to CDSC is shown in the table below for the period indicated.

Class A Contingent Deferred Sales
Six Months Ended	Charges Retained by Distributor

January 31, 2011	$49,849
Waivers and Reimbursements of Expenses. The Manager has voluntarily undertaken to waive fees and/or reimburse Fund expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. As a result, for the six months ended January 31, 2011, the Manager waived fees and/or reimbursed the Fund $3,185,605 and $71,973 for Class A and Class Y shares, respectively. There is no guarantee that the Fund will maintain a positive yield.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% for Class A shares and 0.10% for Class Y shares of average annual net assets.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
4. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust
26 | OPPENHEIMER MONEY MARKET FUND, INC.

enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
5. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of a fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
27 | OPPENHEIMER MONEY MARKET FUND, INC.

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Directors (the “Board”), including a majority of the independent Directors, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
28 | OPPENHEIMER MONEY MARKET FUND, INC.

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Carol Wolf and effective May 2010, Christopher Proctor, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load money market funds. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was better than its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load money market funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual management fees were equal to its peer group median and higher than its peer group average. The Fund’s contractual management fees were competitive with its peer group median and average. The Fund’s total expenses were higher than its peer group median and average. The Board also noted that the Manager has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in
29 | OPPENHEIMER MONEY MARKET FUND, INC.

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. The Manager may modify or terminate this undertaking at any time after one year from the current prospectus date, which would be October 28, 2011 without notice to shareholders.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Directors. Fund counsel and the independent Directors’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, decided to continue the Agreement through September 30, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
30 | OPPENHEIMER MONEY MARKET FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding — Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
31 | OPPENHEIMER MONEY MARKET FUND, INC.

OPPENHEIMER MONEY MARKET FUND, INC.

Directors and Officers	Brian F. Wruble, Chairman of the Board of Directors and Director
David K. Downes, Director
Matthew P. Fink, Director
Phillip A. Griffiths, Director
Mary F. Miller, Director
Joel W. Motley, Director
Mary Ann Tynan, Director
Joseph M. Wikler, Director
Peter I. Wold, Director
William F. Glavin, Jr., President and Principal Executive Officer
Carol E. Wolf, Vice President and Portfolio Manager
Christopher Proctor, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
32 | OPPENHEIMER MONEY MARKET FUND, INC.

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
33 | OPPENHEIMER MONEY MARKET FUND, INC.

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number — whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
34 | OPPENHEIMER MONEY MARKET FUND, INC.

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)	Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Money Market Fund, Inc.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date: 03/11/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date: 03/11/2011

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date: 03/11/2011